Capital management (Details Narrative) - 9 months ended Sep. 30, 2026	USD ($)	CAD ($)
CBOE Canada [member]
IfrsStatementLineItems [Line Items]
Shareholders equity		$ 2,500,000
Net income from continuing operations		375,000
Market value of listed securities		25,000,000
Assets and revenues		$ 25,000,000
Nasdaq Capital Market [member]
IfrsStatementLineItems [Line Items]
Shareholders equity	$ 2,500,000
Net income from continuing operations	500,000
Market value of listed securities	$ 35,000,000